Basis of preparation of the financial statements (Tables)	12 Months Ended
Dec. 31, 2022
Basis Of Preparation Of Financial Statements
Schedule of consolidated financial statements

		Total and voting interest (%)
			2022, 2021 and 2020
		Headquarter	2022	2021	2020
BM Insurance Company Limited ("BM Insurance")		Bermuda	100	100	100
Braskem Argentina S.A. (“Braskem Argentina”)		Argentina	100	100	100
Braskem Energy Ltda.	(i)	Brazil		100
Braskem Finance Limited (“Braskem Finance”)		Cayman Islands	100	100	100
Braskem Green S.A.		Brazil	100	100
Braskem Incorporated Limited ("Braskem Inc.")		Cayman Islands	100	100	100
Braskem Mexico, S. de RL de C.V. ("Braskem México")		Mexico	100	100	100
Braskem Netherlands B.V. ("Braskem Holanda")		Netherlands	100	100	100
Braskem Petroquímica Chile Ltda. (“Braskem Chile”)		Chile	100	100	100
Braskem Ventures Ltda. ("Braskem Ventures")	(ii)	Brazil	100
Lantana Trading Co. Inc. (“Lantana”)	(iii)	Bahamas		100	100
Voqen Energia Ltda. ("Voqen")	(i)	Brazil	100	-
Braskem America Finance Company ("Braskem America Finance")		USA	100	100	100
Braskem America, Inc. (“Braskem America”)		USA	100	100	100
Braskem Europe GmbH ("Braskem Alemanha")		Germany	100	100	100
Braskem Idesa S.A.P.I. ("Braskem Idesa")		Mexico	75	75	75
Braskem Idesa Servicios S.A. de C.V. ("Braskem Idesa Serviços")		Mexico	75	75	75
Braskem India Private Limited ("Braskem India")		India	100	100	100
Braskem Mexico Proyectos S.A. de C.V. SOFOM ("Braskem México Sofom")		Mexico	100	100	100
Braskem Mexico Servicios S. RL de C.V. ("Braskem México Serviços")		Mexico	100	100	100
Braskem Netherlands Finance B.V. (“Braskem Holanda Finance”)		Netherlands	100	100	100
Braskem Netherlands Green B.V. (“Braskem Holanda Green”)		Netherlands	100	100
Braskem Netherlands Inc. B.V. (“Braskem Holanda Inc.”)		Netherlands	100	100	100
Builder Brasil Ltda. ("Builder Brasil")	(ii)	Brazil	100
Builder USA LLC. ("Builder USA")	(ii)	USA	100
Cetrel S.A. ("Cetrel")		Brazil	63.70	63.70	63.70
Distribuidora de Água Camaçari S.A. ("DAC")		Brazil	63.70	63.70	63.70
B&TC B.V. ("B&TC")	(iv)	Netherlands	60
ER Plastics B.V. ("ER Plastics")	(iv)	Netherlands	60
Terminal Química Puerto México ("Terminal Química")		Mexico	75	75
Special Purpose Entities
Fundo de Investimento Caixa Júpiter Multimercado Crédito Privado Longo Prazo ("FIM Júpiter")		Brazil	100	100	100
Fundo de Investimento Santander Netuno Multimercado Crédito Privado Longo Prazo ("FIM Netuno")		Brazil	100	100	100

(i)	Voqen was incorporated in 2022 and began its operations in September 2022. Its main activities include power and natural gas trading and services rendered, as well as representation in the Free Energy Contracting Environment. In July 2022, Braskem Energy Ltda., which was 100% held by Braskem, was merged into Voqen at book value.
(ii)	Braskem Ventures, Builder Brasil and Builder USA: entities incorporated between May 2022 and June 2022 and are part of the Oxygea group, whose purpose is to foster the creation and development of new business initiatives.
(iii)	Lantana was a non-operational entity that had the operations closed in November 2022.
(iv)	B&TC and ER Plastics: In August 2022, Braskem Holanda acquired 60% interest in B&TC, which holds 100% of the shares of ER Plastics, which undertakes mechanical recycling of mixed plastic waste into compression molded products (boards for use in construction and pallets).

Schedule of subsidiaries with a functional currency

Subsidiaries	Functional currency

Braskem Alemanha, B&TC and ER Plastics	Euro
BM Insurance, Braskem America, Braskem America Finance, Braskem Holanda, Braskem Holanda Finance, Braskem Holanda Inc., Braskem México Proyectos, Braskem Holanda Green, Terminal Química and Builder USA.	U.S.dollar ("US$")
Braskem Idesa, Braskem Idesa Serviços, Braskem México and Braskem México Serviços	Mexican peso
Braskem Argentina	Argentinean peso
Braskem Chile	Chilenean peso
Braskem Índia	Rupee